Commitments - Revenues From Non-cancellable Charter Agreements (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018	May 31, 2018	Oct. 31, 2016	Apr. 30, 2015	Dec. 31, 2018
Time Charter Agreements
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking						30 days
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 1,789,699					$ 1,789,699
GAS-twenty three Ltd | Subsidiary of Shell
Time Charter Agreements
Time Charter Agreement Duration					9 years 6 months
GAS-twenty eight Ltd | Wholly owned subsidiary of Centrica
Time Charter Agreements
Time Charter Agreement Duration				7 years
GAS-thirty Ltd | Pioneer Shipping Limited
Time Charter Agreements
Time Charter Agreement Duration			7 years
GAS-thirty two Ltd | Wholly owned subsidiary of Cheniere Energy
Time Charter Agreements
Time Charter Agreement Duration		7 years
GAS-thirty three Ltd | Cheniere
Time Charter Agreements
Time Charter Agreement Duration		7 years
GAS-thirty four Ltd | Cheniere
Time Charter Agreements
Time Charter Agreement Duration	7 years
GAS-thirty five Ltd | Cheniere
Time Charter Agreements
Time Charter Agreement Duration	7 years
Not later than one year
Time Charter Agreements
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 410,411					410,411
Later than one year and not later than three years
Time Charter Agreements
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	570,822					570,822
Later than three years and not later than five years
Time Charter Agreements
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	411,911					411,911
More than five years
Time Charter Agreements
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 396,555					$ 396,555